Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	€ 70.9	€ 49.2	€ 105.4	€ 90.4
Other comprehensive income:
Actuarial gains/(losses) on defined benefit pension plans	6.7	(1.8)	10.6	(6.1)
Taxation (charge)/credit on measurement of defined benefit pension plans	(2.1)	0.4	(3.3)	2.1
Items not reclassified to the Statement of Profit or Loss	4.6	(1.4)	7.3	(4.0)
Exchange differences on translation of foreign operations	9.0	13.3	12.6	13.3
Cash flow hedges	0.9	(4.0)	13.2	(17.6)
Taxation (charge)/credit relating to components of other comprehensive income	(1.4)	1.9	(5.2)	6.6
Items that may be subsequently reclassified to the Statement of Profit or Loss	8.5	11.2	20.6	2.3
Other comprehensive income/(loss) for the period, net of tax	13.1	9.8	27.9	(1.7)
Total comprehensive income for the period	€ 84.0	€ 59.0	€ 133.3	€ 88.7